United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries



Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title: Operations Manager
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, January 24, 2013
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None




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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $256,941 (x1000)





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									Form 13-F INFORMATION TABLE



								Value	 Shares/       SH/ Put/ Inv. Other  	Vtg.Auth.
Name of Issuer			Title of Class	Cusip		x$1000	 Prn Amt.      PRN Call Disc Mgrs.	Sole
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BARRICK GOLD CORP		com		067901108	8,543	244,010		SH	sole		244,010
ARCH COAL INC			com		039380100	9,951	1,359,600	SH	sole		1,359,600
ALCATEL-LUCENT-SPONSORED ADR	spons adr	013904305	3,105	2,233,640	SH	sole		2,233,640
AMKOR TECHNOLOGY INC		com		031652100	8,261	1,947,620	SH	sole		1,947,620
ALPHA NATURAL RESOURCES INC	com		02076X102	14,150	1,452,810	SH	sole		1,452,810
ABRAXAS PETROLEUM CORP		com		003830106	5,747	2,623,912	SH	sole		2,623,912
BP PLC-SPONS ADR		spons adr	055622104	14,376	345,220		SH	sole		345,220
CELESTICA INC			sub vtg shs	15101Q108	7,609	933,560		SH	sole		933,560
CLEARWIRE CORP-CLASS A		cl a		18538Q105	9,369	3,241,850	SH	sole		3,241,850
CONOCOPHILLIPS			com		20825C104	7,409	127,750		SH	sole		127,750
CALLON PETROLEUM CO		com		13123X102	4,671	993,410		SH	sole		993,410
PowerShares DB Agriculture Fund	db ag		73936B408	4,023	143,930		SH	sole		143,930
PowerShares DB Base Metals Fund	db base met	73936B705	8,163	423,350		SH	sole		423,350
FREEPORT-MCMORAN COPPER		com		35671D857	10,130	296,170		SH	sole		296,170
FLEXTRONICS INTL LTD		ord		Y2573F102	8,435	1,358,140	SH	sole		1,358,140
Market Vectors Gold Miners ETF	gold miner etf	57060U100	9,066	195,410		SH	sole		195,410
Market Vectors Jr ETF		jr gldminer etf	57060U589	6,945	350,880		SH	sole		350,880
GOLD FIELDS LTD-SPONS ADR	spons adr	38059T106	7,082	567,030		SH	sole		567,030
GOLDCORP INC			com		380956409	3,011	82,050		SH	sole		82,050
GENERAL MOTORS CO		com		37045V100	5,855	203,085		SH	sole		203,085
GOODYEAR TIRE & RUBBER CO	com		382550101	11,422	827,020		SH	sole		827,020
HYPERDYNAMICS CORP		com		448954107	510	852,900		SH	sole		852,900
CHIPMOS TECHNOLOGIES BERMUDA	shs		G2110R114	28,104	2,421,949	SH	sole		2,421,949
INTEL CORP			com		458140100	5,019	243,375		SH	sole		243,375
KINROSS GOLD CORP		com no par	496902404	8,532	877,731		SH	sole		877,731
MOSAIC CO/THE			com		61945C103	7,779	137,355		SH	sole		137,355
MARATHON OIL CORP		com		565849106	7,336	239,250		SH	sole		239,250
MICRON TECHNOLOGY INC		com		595112103	8,248	1,300,700	SH	sole		1,300,700
TECK RESOURCES LTD-CLS B	cl b		878742204	8,193	225,370		SH	sole		225,370
UNISYS CORP			com		909214306	6,729	388,890		SH	sole		388,890
WARREN RESOURCES INC		com		93564A100	8,844	3,146,620	SH	sole		3,146,620

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